CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Income	¥ 196,814	¥ 306,724	¥ 327,039
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(11,182)	(22,456)	10,215
Net change of debt valuation adjustments	(899)	875	231
Net change of defined benefit pension plans	5,330	1,529	(7,346)
Net change of foreign currency translation adjustments	36,246	(31,664)	(11,537)
Net change of unrealized gains (losses) on derivative instruments	4,782	(8,556)	(4,118)
Total other comprehensive income (loss)	34,277	(60,272)	(12,555)
Comprehensive Income	231,091	246,452	314,484
Comprehensive Income Attributable to the Noncontrolling Interests	5,128	756	2,784
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(303)	187	730
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 226,266	¥ 245,509	¥ 310,970